Recorded Severance Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Beginning of Year	$ 875	$ 757	$ 1,010
Charged to Expense	551	531	134
Payments	(619)	(406)	(381)
Other	(7)	(7)	(6)
End of Year	$ 800	$ 875	$ 757